Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2013 [1]	Sep. 30, 2013 [1]	Jun. 30, 2013 [1]	Mar. 31, 2013 [1]	Dec. 31, 2012 [1]	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Net revenue	$ 327,291	$ 318,189	$ 306,366	$ 303,992	$ 301,057	$ 300,266	$ 291,642	$ 289,545	$ 1,015,764	$ 928,547	$ 1,255,838	$ 1,182,509	$ 1,107,351
Income (loss) from continuing operations, net of tax	(4,491)	(24)	(12,236)	(4,683)	127	(2,567)	(5,353)	(8,519)	(226)	(16,942)	(21,433)	(16,312)	(14,514)
Income (loss) from discontinued operations, net of tax	(1,449)	29	46	(7)	257	96	(2,482)	145	(966)	67	(1,382)	(1,984)	245
Net income (loss)	$ (5,940)	$ 5	$ (12,190)	$ (4,690)	$ 384	$ (2,471)	$ (7,835)	$ (8,374)	$ (1,192)	$ (16,875)	$ (22,815)	$ (18,296)	$ (14,269)
Loss per common share, basic and diluted
Income (loss) from continuing operations, net of tax	$ (0.17)		$ (0.48)	$ (0.19)	$ 0.01	$ (0.10)	$ (0.21)	$ (0.34)	$ (0.01)	$ (0.67)	$ (0.84)	$ (0.65)	$ (0.57)
Income (loss) from discontinued operations, net of tax	(0.05)				0.01		(0.10)	0.01	(0.02)	0.00	(0.05)	(0.07)	0.00
Net income (loss)	$ (0.23)		$ (0.48)	$ (0.19)	$ 0.02	$ (0.10)	$ (0.31)	$ (0.33)	$ (0.03)	$ (0.67)	$ (0.89)	$ (0.72)	$ (0.57)
Weighted average number of common shares outstanding, basic and diluted	26,394,565	25,250,000	25,250,000	25,250,000	25,250,000	25,250,000	25,250,000	25,250,000			25,538,493	25,250,000	25,250,000

[1]	During fiscal 2014, the Company gave notice of its intention to close all Human Services operations in the state of Connecticut. All fiscal years presented reflect the classification of these businesses as discontinued operations.